Intangible Asset, Net	3 Months Ended
Mar. 31, 2026
Intangible Asset, Net [Abstract]
INTANGIBLE ASSET, NET
8.	INTANGIBLE ASSET, NET

Intangible asset consisted of the following:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Intangible assets with indefinite lives:
Insurance brokerage license	$408	$413
Intangible assets	$408	$413